UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-PX


                      ANNUAL REPORT OF PROXY VOTING RECORD
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-21259
                                                     ---------


                    GMAM Absolute Return Strategies Fund, LLC
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)


                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
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              (Address of principal executive offices) (Zip code)



                               David Hartman, Esq.
                General Motors Investment Management Corporation
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
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                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 212-418-6307
                                                            ------------


                        Date of fiscal year end: March 31
                                                 --------


             Date of reporting period: July 1, 2005 - June 30, 2006
                                       ----------------------------


          Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

[LOGO OMITTED](sm) PFPC
A member of The PNC Financial Services Group

FORM N-PX SPREADSHEET*

REGISTRANT NAME: GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC
                ------------------------------------------
INVESTMENT COMPANY ACT FILE NUMBER: 811-21259
                                   ----------
REPORTING PERIOD: 07/01/2005 - 06/30/2006
                 ------------------------
REGISTRANT  ADDRESS: 767 FIFTH AVENUE, 15TH FLOOR, NEW YORK, NY 10153
                    -------------------------------------------------
NAME OF SERIES (AS APPLICABLE):
                               --------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      FUND'S VOTE FOR
                                                                                                         OR AGAINST        WHETHER
 ISSUER OF       EXCHANGE                                                  WHO PROPOSED    WHETHER      PROPOSAL, OR       VOTE WAS
 PORTFOLIO        TICKER    CUSIP #   SHAREHOLDER      SUMMARY OF         MATTER: ISSUER  FUND CAST    ABSTAIN; FOR OR     FOR OR
 SECURITY         SYMBOL              MEETING DATE   MATTER VOTED ON       / SHAREHOLDER    VOTE ON  WITHHOLD REGARDING    AGAINST
                                                                                            MATTER      ELECTIONS OF      MANAGEMENT
                                                                                                          DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Zaxis Offshore    N/A       N/A       25-Jan-06      Updated Memorandum    Issuer         Yes        For                  For
Limited                                              and new Articles of
                                                     Association
------------------------------------------------------------------------------------------------------------------------------------
Empyrean Capital  N/A       N/A       23-Nov-05      Updated Memorandum    Issuer         Yes        For                  For
Overseas Fund,                                       and new Articles of
Ltd.                                                 Association
------------------------------------------------------------------------------------------------------------------------------------
Castlerigg        N/A       N/A       22-Dec-05      Approval of 12-31-04  Issuer         Yes        For                  For
International                                        Audited Financials
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Castlerigg        N/A       N/A       22-Dec-05      Reappoint             Issuer         Yes        For                  For
International                                        PricewaterhouseCoopers
Ltd.                                                 as independent auditor
                                                     for Fiscal Year End
                                                     12-31-05
------------------------------------------------------------------------------------------------------------------------------------
Castlerigg        N/A       N/A       22-Dec-05      To confirm the        Issuer         Yes        For                  For
International                                        continuation
Ltd.                                                 in office of Thomas
                                                     Sandell, Daniel
                                                     Mignon and
                                                     InterCaribbean
                                                     Services Ltd. As Directors
                                                     of the Company and
                                                     to ratify the acts
                                                     of such Directors
                                                     from the date of
                                                     the last Annual General
                                                     Meeting of Shareholders
                                                     until the date of this
                                                     meeting
------------------------------------------------------------------------------------------------------------------------------------
UBS Global        N/A       N/A       31-May-06      Change fund name to   Issuer         Yes        For                  For
Equity                                               UBS Multi-Strategy
Arbitrage                                            Alpha Limited
Limited
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
*Complete for each series of the Registrant, as applicable.

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant               GMAM Absolute Return Strategies Fund, LLC
          ----------------------------------------------------------------------




By (Signature and Title)*/s/ Nancy C. Everett
                         -------------------------------------------------------
                         Nancy C. Everett, President and Chief Executive Officer (Principal Executive Officer)


Date    August 11, 2006
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*Print the name and title of each signing officer under his or her signature.